Operating expenses - Bonus awards (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Total Bonus awards	£ 206,000,000	£ 307,000,000	£ 335,000,000
Bonus awards as a % of operating profit before tax	(173.00%)	7.00%
Proportion of bonus awards that are deferred	83.00%	87.00%
Cash awards	£ 2,000
Bonus awards
Operating expenses
Total Bonus awards	£ 206,000,000	£ 307,000,000
Change %	(33.00%)
Total non-deferred bonus awards
Operating expenses
Total Bonus awards	£ 35,000,000	40,000,000
Change %	(13.00%)
Non-deferred cash awards
Operating expenses
Total Bonus awards	£ 35,000,000	40,000,000
Change %	(13.00%)
Total deferred bonus awards
Operating expenses
Total Bonus awards	£ 171,000,000	267,000,000
Change %	(36.00%)
Deferred bond awards
Operating expenses
Total Bonus awards	£ 111,000,000	£ 184,000,000
Change %	(40.00%)
Proportion of bonus awards that are deferred	65.00%	69.00%
Deferred share awards
Operating expenses
Total Bonus awards	£ 60,000,000	£ 83,000,000
Change %	(28.00%)
Proportion of bonus awards that are deferred	35.00%	31.00%